Trade and Other Receivables, Net (Details) - MYR (RM)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Trade and Other Receivables [Line Items]
Deferred IPO expenses included in trade and other receivables (in Ringgits)	RM 8,054,139
Bottom of Range [Member]
Trade and Other Receivables [Line Items]
Credit term	30 days	30 days
Top of Range [Member]
Trade and Other Receivables [Line Items]
Credit term	120 days	120 days